FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
Fair Value Disclosures

Fair Value Measurement
The fair value framework as disclosed in the Fair Value Measurements and Disclosure Topic of the FASB ASC Topic 825, Financial Instruments (Fair Value Topic) includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2), and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to market observable data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The following methods, assumptions, and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value and in estimating its fair value disclosures for financial instruments.

Cash and short-term investments. The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term investments, such as federal funds sold, approximated the fair value of those instruments.

Investment securities. Investment securities classified as trading and available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods above are considered Level 3.

First Financial utilizes information provided by an investment securities portfolio manager in analyzing the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic.  The portfolio manager’s evaluation of investment security portfolio pricing is performed using a combination of prices and data from other sources, along with internally developed matrix pricing models and assistance from the provider’s internal fixed income analysts and trading desk.  The portfolio manager’s month-end pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, previous evaluation prices, and between the various pricing services.  These processes produce a series of quality assurance reports on which price exceptions are identified, reviewed, and where appropriate, securities are repriced.  In the event of a materially different price, the portfolio manager will report the variance as a “price challenge” and review the pricing methodology in detail.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager. First Financial reviews the reports provided by the portfolio manager and investigates unusual and significant valuation fluctuations.

Loans held for sale. Loans held for sale are carried at the lower of cost or market value.  These loans currently consist of one-to-four family residential real estate loans originated for sale to qualified third parties.  Fair value is based on the contractual price to be received from these third parties, which is not materially different than cost due to the short duration between origination and sale (Level 2).  As such, First Financial records any fair value adjustments on a nonrecurring basis.  Gains and losses on the sale of loans are recorded as net gains from sales of loans within noninterest income in the Consolidated Statements of Income.

Loans (excluding covered loans). The fair value of commercial, commercial real estate, residential real estate, and consumer loans were estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency.  The carrying amount of accrued interest approximates its fair value.

Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected.  Impaired loans are valued at the lower of cost or market for purposes of determining the appropriate amount of impairment to be allocated to the allowance for loan and lease losses.  Market value is measured based on the value of the collateral securing the loans.  Collateral may be in the form of real estate or business assets including equipment, inventory, and accounts receivable.  The vast majority of the collateral is real estate.  The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed appraiser from outside of the Company (Level 2). The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable borrower financial statements if not considered significant.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports (Level 3).  Impaired loans allocated to the allowance for loan and lease losses are measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for loan and lease losses on the Consolidated Statements of Income.

Covered loans. Fair values for covered loans accounted for under FASB ASC Topic 310-30 were based on a discounted cash flow methodology that considered factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. These covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques. First Financial estimated the cash flows expected to be collected on these loans based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments.

Fair values for covered loans accounted for outside of FASB ASC Topic 310-30 were estimated by discounting the estimated future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency. The carrying amount of accrued interest approximates its fair value.

These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

FDIC indemnification asset. The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. Fair value of the FDIC indemnification asset was estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows while declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows.

The expected cash flows are discounted to reflect the uncertainty of the timing and receipt of the loss sharing reimbursement from the FDIC. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Deposit liabilities. The fair value of demand deposits, savings accounts, and certain money-market deposits was the amount payable on demand at the reporting date.  The carrying amounts for variable-rate certificates of deposit approximated their fair values at the reporting date.  The fair value of fixed-rate certificates of deposit was estimated using a discounted cash flow calculation which applies the interest rates currently offered for deposits of similar remaining maturities.  The carrying amount of accrued interest approximated its fair value.

Borrowings. The carrying amounts of federal funds purchased and securities sold under agreements to repurchase and other short-term borrowings approximated their fair values.  The fair value of long-term debt was estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.  Third-party valuations were used for long-term debt with embedded options, such as call features.

Commitments to extend credit and standby letters of credit. Pricing of these financial instruments is based on the credit quality and relationship, fees, interest rates, probability of funding and compensating balance and other covenants or requirements.  Loan commitments generally have fixed expiration dates, are variable rate and contain termination and other clauses which provide for relief from funding in the event that there is a significant deterioration in the credit quality of the client.  Many loan commitments are expected to expire without being drawn upon.  The rates and terms of the commitments to extend credit and the standby letters of credit are competitive with those in First Financial’s market area.  The carrying amounts are reasonable estimates of the fair value of these financial instruments.  Carrying amounts, which are comprised of the unamortized fee income and, where necessary, reserves for any expected credit losses from these financial instruments, are immaterial.

Derivatives. First Financial utilizes interest rate swaps as a means to offer commercial borrowers products that meet their needs and also to achieve First Financial’s desired interest rate risk profile at the time.  The net interest receivable or payable is accrued and recognized as an adjustment to the interest income or interest expense of the hedged item.  The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps using primarily observable market inputs such as interest rate yield curves.  The discounted net present value calculated represents the cost to terminate the swap if First Financial should choose to do so on the applicable measurement date. Additionally, First Financial utilizes a vendor-developed, proprietary model to value the credit risk component of both the derivative assets and liabilities.  The credit valuation adjustment is recorded as an adjustment to the fair value of the derivative asset or liability on the applicable measurement date (Level 2).
The estimated fair values of First Financial’s financial instruments were as follows:

	2011		2010
(Dollars in thousands)	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and short-term investments	$525,051	$525,051	$282,933	$282,933
Investment securities held-to-maturity	2,664	2,893	17,406	18,066
Investment securities available-for-sale	1,441,846	1,441,846	919,110	919,110
Other investments	71,492	71,492	78,689	78,689
Loans held for sale	24,834	24,834	29,292	29,292
Loans, excluding covered loans	2,915,871	2,910,825	2,758,858	2,720,080
Covered loans	1,010,409	1,042,752	1,465,000	1,477,631
FDIC indemnification asset	173,009	151,114	222,648	212,431
Accrued interest receivable	12,732	12,732	14,063	14,063
Derivative financial instruments	0	0	262	262

Financial liabilities
Deposits
Noninterest-bearing	$946,180	$946,180	$705,484	$705,484
Interest-bearing demand	1,317,339	1,317,339	1,111,877	1,111,877
Savings	1,724,659	1,724,659	1,534,045	1,534,045
Time	1,654,662	1,664,457	1,794,843	1,818,237
Total deposits	5,642,840	5,652,635	5,146,249	5,169,643
Short-term borrowings	99,431	99,431	59,842	59,842
Long-term debt	76,544	81,168	128,880	125,825
Other long-term debt	0	0	20,620	20,620
Accrued interest payable	3,663	3,663	5,516	5,516
Derivative financial instruments	3,557	3,557	3,223	3,223

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis at December 31, 2011:

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
Assets
Derivatives	$0	$24,566	$0	$(24,566)	$0
Available-for-sale investment securities	141	1,441,705	0	0	1,441,846
Total	$141	$1,466,271	$0	$(24,566)	$1,441,846

Liabilities
Derivatives	$0	$28,123	$0	$(24,566)	$3,557

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

Certain financial assets and liabilities are measured at fair value on a nonrecurring basis.  Adjustments to the fair market value of these assets usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2011:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3	Year-to-date Gains/(Losses)
Assets
Loans held for sale	$0	$24,834	$0	$0
Impaired loans (1)	0	20,017	262	0

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), independent third party valuations, discounted as appropriate (Level 2), and borrower records discounted as appropriate (Level 3).